Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,652,000
Previously Paid Amount	0.00
Total Fee Amount	406.02
Total Offset Amount	0.00
Net Fee	406.02
Narrative - Max Aggregate Offering Price	$ 2,652,000
Final Prospectus	true